Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Components of (loss) income before income taxes and gain from equity method investees, net
The components of (loss) income before income taxes and gain from equity method investees, net are as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
United States	$(134,020)	$(73,271)	$(39,860)
Foreign	(78)	(3,085)	(6,829)
Total	$(134,098)	$(76,356)	$(46,689)

Reconciliation of income taxes computed at statutory federal income tax rate
The following table is a reconciliation of income taxes computed at the statutory federal income tax rate (21.0% federal income tax rate in the United States for 2023, 2022, and 2021) to the income tax expense (benefit) reflected in the consolidated statement of operations and comprehensive loss (in thousands, except percentages):

	Year Ended December 31,
	2023		2022		2021
Income tax (benefit) at the statutory federal income tax rate	$(28,145)	21.0%	$(16,035)	21.0%	$(9,805)	21.0%
Foreign tax rate differential	(15)	—%	(72)	0.1%	(605)	1.3%
State and local taxes	(9,757)	7.3%	(6,961)	9.1%	(4,068)	8.7%
Foreign exchange differences	—	—%	—	—%	(143)	0.3%
Share based compensation	197	(0.1)%	288	(0.4)%	501	(1.1)%
Nondeductible loss on stock	6,324	(4.7)%	—	—%	—	—%
Interest income on receivable	—	—%	—	—%	882	(1.9)%
Equity method investment	—	—%	(701)	0.9%	(443)	0.9%
Non-deductible legal costs	—	—%	—	—%	1,291	(2.8)%
Gain on redomiciliation of intellectual property	—	—%	—	—%	4,890	(10.5)%
Valuation allowance	31,661	(23.6)%	26,286	(34.4)%	7,958	(17.0)%
PPP loan forgiveness	—	—%	—	—%	(644)	1.4%
Deferred True-Up	—	—%	(2,836)	3.7%	—	—%
Other	(265)	0.2%	31	—%	186	(0.3)%
Total income tax expense (benefit)	$—	—%	$—	—%	—	—%

Significant components of deferred tax assets and liabilities
Significant components of deferred tax assets and liabilities were as follows (in thousands):

	Year Ended December 31,
Deferred tax assets:	2023	2022
Net operating loss and credit carryforwards	134,609	133,537
Stock-based compensation	4,526	2,071
Operating lease liability	6,281	2,473
Accrued bonus	—	1,514
Accrued expenses	—	239
Deferred revenue	148	126
Equity method investment	3,051	2,040
R&D capitalization	26,725	—
Other	1,051	460
	$176,391	$142,460

Valuation allowance	(171,223)	(139,562)
Net deferred tax asset	5,168	2,898
Deferred tax liabilities:
Operating lease asset	(5,584)	(2,125)
Other	416	(773)
Total deferred tax liabilities	(5,168)	(2,898)

Net deferred income tax assets and liabilities:	$—	$—